Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning balance	$ 2,100	$ 2,100
Additions based on tax positions related to the current Year	0	0
Changes for tax positions of prior years	0	0
Reductions as a result of a lapse of applicable statute of Limitations	0	0
Settlements	0	0
Ending balance	$ 2,100	$ 2,100